Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Summary of Detailed Information About Intangible Assets

Details and movement of items composing intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Total
Balance at December 31, 2025	6,227	2,158	31,393	39,778
Additions	70	—	3,374	3,444
Impairment of assets	—	—	—	—
Amortization for the period	(331)	(474)	(1,896)	(2,701)
Translation differences	43	31	—	74
Balance at June 30, 2026	6,009	1,715	32,871	40,595
Cost
At December 31, 2025	16,532	20,574	125,768	162,874
At June 30, 2026	16,645	20,605	129,142	166,392
Accumulated amortization
At December 31, 2025	(7,544)	(4,157)	(60,950)	(72,651)
At June 30, 2026	(7,875)	(4,631)	(62,846)	(75,352)
Impairment of assets
At December 31, 2025	(2,761)	(14,259)	(33,425)	(50,445)
At June 30, 2026	(2,761)	(14,259)	(33,425)	(50,445)

Summary of the Goodwill Breakdown by CGU

The Goodwill breakdown by CGU as of June 30, 2026, and December 31, 2025, is as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
Ares	4,424	4,424
Coil	3,006	2,915
Electromaps / Software	3,457	3,457
Total	10,887	10,796